Related Party Transactions (Details) - USD ($)				1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 19, 2019	Mar. 14, 2019	Nov. 12, 2018	Mar. 31, 2020	Feb. 29, 2020	Mar. 31, 2019	Nov. 30, 2018	Oct. 17, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Feb. 24, 2020
Related Party Transactions (Textual)
Borrowing from related party												$ 670,176
Warrants price per share									$ 1.00			$ 1.00		$ 1.00
Management fee									$ 75,000	$ 75,000	$ 33,333	$ 150,000	$ 129,167	$ 279,167
Payment of sponsor		$ 35,000
Fees for services									105,000	$ 105,000		210,000	$ 122,500	332,500
Accounts payable and accrued expenses									175,828			175,828		103,330
Conversion of convertible loan									$ 1,500,000			$ 1,500,000		$ 1,500,000
Forecast [Member]
Related Party Transactions (Textual)
Borrowing from related party				$ 376,801	$ 376,801
Trine Sponsor LLC [Member]
Related Party Transactions (Textual)
Conversion of common stock, description			The Initial Sponsor transferred 25,000 shares of Class B common stock to each of Ms. Linden and Messrs. Nathanson, Zuaiter and Sander in compensation for their services as independent directors of the Company. In February 2019, the Initial Sponsor assigned 8,525,000 Founder Shares to the Sponsor. The Founder Shares are identical to the Class A common stock included in the Units sold in the Initial Public Offering except that the Founder Shares automatically convert into shares of Class A common stock at the time of the Company's Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below. Holders of Founder Shares may also elect to convert their shares of Class B convertible common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time. In February 2019, the Sponsor forfeited 1,437,500 Founder Shares and in March 2019, the Company effected a 1.044 for 1 stock dividend of the Class B convertible common stock, resulting in 7,503,750 Founder Shares issued and outstanding, of which an aggregate of up to 978,750 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters. The forfeiture was to be adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares would represent 20.0% of the Company's issued and outstanding shares after the Initial Public Offering. As a result of the underwriters' election to fully exercise their over-allotment option, 978,750 Founder Shares are no longer subject to forfeiture.
Business combination, description								(A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company's Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which we complete a liquidation, merger, stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Trine Sponsor LLC [Member] | Class B [Member]
Related Party Transactions (Textual)
Purchase of convertible common stock shares								8,625,000
Aggregate purchase of convertible common stock								$ 25,000
Aggregate purchase price per share								$ 0.003
Initial Public Offering [Member]
Related Party Transactions (Textual)
Advances from related party	$ 150,000
Maturity date	Mar. 19, 2019
Cover expenses related to initial public offering								$ 300,000
Borrowing from related party	$ 299,000
Trine Sponsor LLC [Member]
Related Party Transactions (Textual)
Warrants price per share															$ 1.00
Issued an unsecured promissory note															$ 1,500,000
Loans															$ 1,500,000
Trine Sponsor LLC [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Warrants price per share															$ 1.00
Issued an unsecured promissory note															$ 1,500,000
Loans															$ 1,500,000
Chief Financial Officer [Member]
Related Party Transactions (Textual)
Management fee						$ 25,000	$ 16,667